Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Line Items]
Rent expense	$ 2,049,000	$ 3,432,000	$ 1,213,000
Containers orders placed	80,445,000
Future minimum lease payment obligations	17,621,000
Fleet Management Agreements
Commitments and Contingencies Disclosure [Line Items]
Future minimum lease payment obligations	$ 0